UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 84.40%				$144,440,951

(Cost $136,198,617)

Consumer Discretionary 11.38%				19,479,960

Auto Components 0.35%
Exide Technologies (S)	8.625	02/01/18	$280,000	295,050
Tenneco, Inc.(S)	6.875	12/15/20	300,000	307,500

Auto Manufacturers 0.36%
Volvo Treasury AB(S)(Z)	5.950	04/01/15	555,000	607,536

Automobiles 0.18%
Hyundai Capital Services, Inc.(S)	4.375	07/27/16	310,000	311,800

Consumer Finance 0.61%
Nissan Motor Acceptance Corp.(S)(Z)	4.500	01/30/15	1,000,000	1,045,486

Food Products 0.16%
Simmons Foods, Inc.(S)	10.500	11/01/17	250,000	268,750

Hotels, Restaurants & Leisure 3.73%
Greektown Superholdings, Inc.(S)	13.000	07/01/15	1,713,000	1,939,973
Jacobs Entertainment, Inc.(Z)	9.750	06/15/14	600,000	600,000
Little Traverse Bay Bands of Odawa Indians(S)	9.000	08/31/20	164,000	147,600
MGM Resorts International(S)	9.000	03/15/20	100,000	110,500
MTR Gaming Group, Inc.	12.625	07/15/14	185,000	194,481
MTR Gaming Group, Inc., Series B(Z)	9.000	06/01/12	390,000	358,800
Pokagon Gaming Authority(S)	10.375	06/15/14	500,000	517,500
Seminole Indian Tribe of Florida(S)	7.750	10/01/17	125,000	131,875
Seminole Indian Tribe of Florida(S)(Z)	6.535	10/01/20	650,000	637,085
Turning Stone Resort Casino Enterprises(S)(Z)	9.125	09/15/14	1,540,000	1,570,800
Waterford Gaming LLC(S)(Z)	8.625	09/15/14	257,000	176,751

Household Durables 0.05%
American Standard Americas(S)	10.750	01/15/16	85,000	89,250

Household Products 0.07%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC(S)	6.875	02/15/21	125,000	126,094

Internet & Catalog Retail 0.32%
Expedia, Inc.(Z)	5.950	08/15/20	530,000	537,950

Media 4.39%
AMC Entertainment, Inc.	8.750	06/01/19	125,000	134,063
Cablevision Systems Corp.	8.625	09/15/17	135,000	150,862
Canadian Satellite Radio Holdings, Inc.(Z)	12.750	02/15/14	979,000	988,790
CBS Corp.	7.875	07/30/30	350,000	407,465
CBS Corp.	5.900	10/15/40	225,000	213,527
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	306,006	370,267
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04/30/20	145,000	154,425
Cinemark USA, Inc.	8.625	06/15/19	180,000	194,850
Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	410,000	453,050
DirecTV Holdings LLC	6.350	03/15/40	220,000	225,275
Grupo Televisa SA	6.625	01/15/40	310,000	326,012
News America Holdings, Inc.(Z)	7.750	01/20/24	1,020,000	1,191,473
News America Holdings, Inc.(Z)	7.600	10/11/15	1,000,000	1,185,025
Nexstar Broadcasting, Inc.(Z)	7.000	01/15/14	339,998	331,388
Regal Cinemas Corp.	8.625	07/15/19	115,000	122,475
Regal Entertainment Group	9.125	08/15/18	100,000	106,625

1

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

Time Warner Cable, Inc.(Z)	6.750	07/01/18	$605,000	$700,433
United Business Media, Ltd.(S)	5.750	11/03/20	275,000	262,342

Multiline Retail 0.10%
Sears Holdings Corp.(S)	6.625	10/15/18	175,000	167,781

Personal Products 0.20%
Revlon Consumer Products Corp.	9.750	11/15/15	320,000	340,000

Specialty Retail 0.23%
Empire Today LLC/Empire Today Finance Corp.(S)	11.375	02/01/17	165,000	170,363
Hillman Group, Inc.	10.875	06/01/18	210,000	229,163

Textiles, Apparel & Luxury Goods 0.63%
Burlington Coat Factory Warehouse Corp.(Z)	11.125	04/15/14	535,000	556,400
Levi Strauss & Company	7.625	05/15/20	500,000	523,125

Consumer Staples 3.21%				5,490,832

Beverages 0.06%
PepsiCo, Inc.	7.900	11/01/18	85,000	108,211

Food & Staples Retailing 0.69%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)(Z)	6.302	06/01/37	1,230,000	1,185,412

Food Products 1.24%
Bunge Ltd. Finance Corp.(Z)	8.500	06/15/19	350,000	412,868
Bunge Ltd. Finance Corp.(Z)	5.350	04/15/14	1,040,000	1,095,140
Corp. Pesquera Inca SAC(S)	9.000	02/10/17	230,000	244,375
JBS Finance II, Ltd.(S)	8.250	01/29/18	360,000	360,000

Household Products 0.28%
Yankee Candle Company, Inc.(Z)	8.500	02/15/15	455,000	475,475

Tobacco 0.94%
Alliance One International, Inc.(Z)	10.000	07/15/16	1,000,000	1,050,000
Lorillard Tobacco Company(Z)	6.875	05/01/20	560,000	559,351

Energy 8.65%				14,805,441

Energy Equipment & Services 0.57%
MidAmerican Energy Holdings Company(Z)	8.480	09/15/28	550,000	704,738
Trinidad Drilling, Ltd.(S)	7.875	01/15/19	265,000	274,275

Gas Utilities 0.31%
DCP Midstream LLC(S)(Z)	9.750	03/15/19	405,000	523,030

Oil, Gas & Consumable Fuels 7.77%
Anadarko Petroleum Corp.(Z)	6.375	09/15/17	440,000	486,013
Anadarko Petroleum Corp.	5.950	09/15/16	330,000	361,947
Arch Coal, Inc.	8.750	08/01/16	100,000	110,750
Bumi Investment Pte, Ltd.(S)	10.750	10/06/17	190,000	209,000
ConocoPhillips(Z)	4.400	05/15/13	1,000,000	1,072,347
Energy Transfer Partners LP(Z)	9.700	03/15/19	330,000	432,239
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)(Z)	7.000	06/01/67	695,000	690,656
Enterprise Products Operating LLC, Series B (7.034% to
01/15/2018, then 3 month LIBOR + 2.680%)(Z)	7.034	01/15/68	590,000	615,075
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	265,000	273,613
Husky Energy, Inc.	7.250	12/15/19	315,000	374,033

2

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Kinder Morgan Energy Partners LP(Z)	7.750	03/15/32	$195,000	$224,987
Linn Energy LLC/Linn Energy Finance Corp.(S)	8.625	04/15/20	200,000	219,000
Marathon Petroleum Corp.(S)	6.500	03/01/41	280,000	276,691
MarkWest Energy Partners LP, Series B(Z)	8.500	07/15/16	545,000	574,294
Motiva Enterprises LLC(S)	6.850	01/15/40	280,000	323,613
Niska Gas Storage US LLC/Niska Gas Storage Canada
ULC(S)	8.875	03/15/18	395,000	430,550
NuStar Logistics LP(Z)	7.650	04/15/18	845,000	989,721
NuStar Logistics LP	4.800	09/01/20	210,000	205,729
Pan American Energy LLC(S)	7.875	05/07/21	145,000	155,150
Petro-Canada(Z)	9.250	10/15/21	1,000,000	1,345,179
Regency Energy Partners LP/Regency Energy Finance Corp.	9.375	06/01/16	295,000	325,975
Spectra Energy Capital LLC(Z)	6.200	04/15/18	1,000,000	1,110,097
Thermon Industries, Inc.	9.500	05/01/17	100,000	107,500
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	490,000	491,548
Williams Partners LP(Z)	7.250	02/01/17	1,620,000	1,897,691

Financials 33.07%				56,601,258

Capital Markets 2.93%
Credit Suisse New York(Z)	5.300	08/13/19	415,000	433,890
Credit Suisse New York(Z)	4.375	08/05/20	555,000	537,337
Jefferies Group, Inc.	8.500	07/15/19	165,000	192,380
Jefferies Group, Inc.(Z)	6.875	04/15/21	905,000	961,959
Macquarie Group, Ltd.(S)(Z)	7.300	08/01/14	270,000	300,045
Macquarie Group, Ltd.(S)	6.000	01/14/20	340,000	339,614
Morgan Stanley(Z)	7.300	05/13/19	485,000	539,564
Morgan Stanley	5.550	04/27/17	500,000	520,251
Northern Trust Corp.(Z)	6.500	08/15/18	225,000	260,872
Polymer Group, Inc.(S)	7.750	02/01/19	95,000	97,613
The Goldman Sachs Group, Inc.(Z)	6.150	04/01/18	760,000	827,790

Commercial Banks 6.32%
Australia & New Zealand Banking Group, Ltd.(S)(Z)	4.875	01/12/21	525,000	529,888
Barclays Bank PLC(Z)	5.140	10/14/20	1,930,000	1,759,241
BNP Paribas	5.000	01/15/21	420,000	420,446
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%)(S)	12.500	(Q)	330,000	364,455
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/2015, then 3 month LIBOR + 2.490%)(S)(Z)	5.506	(Q)	940,000	951,272
Commonwealth Bank of Australia(S)(Z)	5.000	03/19/20	555,000	573,205
First Tennessee Bank NA	5.050	01/15/15	290,000	294,713
Huntington Bancshares, Inc.	7.000	12/15/20	90,000	96,354
ICICI Bank, Ltd.(S)	5.750	11/16/20	475,000	461,608
Lloyds TSB Bank PLC	6.375	01/21/21	440,000	444,476
National City Bank(P)(Z)	0.673	06/07/17	575,000	518,862
Regions Financial Corp.(Z)	7.750	11/10/14	1,000,000	1,050,000
Regions Financial Corp.(P)	0.473	06/26/12	265,000	251,473
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%)(S)(Z)	6.500	08/11/19	600,000	595,999
State Bank of India/London(S)	4.500	07/27/15	330,000	336,777
The Royal Bank of Scotland Group PLC	4.875	03/16/15	330,000	335,769
Wachovia Bank NA(Z)	6.600	01/15/38	325,000	356,475
Wachovia Bank NA(Z)	5.850	02/01/37	390,000	386,906
Wells Fargo Bank NA(Z)	5.750	05/16/16	450,000	501,182

3

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Westpac Banking Corp.(Z)	4.875	11/19/19	$565,000	$585,780

Consumer Finance 2.12%
Capital One Financial Corp.(Z)	6.750	09/15/17	1,000,000	1,154,488
Capital One Financial Corp.(Z)	6.150	09/01/16	730,000	792,523
Discover Bank	7.000	04/15/20	270,000	295,432
Discover Financial Services(Z)	10.250	07/15/19	585,000	747,325
Nelnet, Inc. (7.400% to 09/29/2011, then 3 month LIBOR +
3.375%)(Z)	7.400	09/29/36	715,000	642,934

Diversified Financial Services 10.28%
American Honda Finance Corp.(S)(Z)	7.625	10/01/18	655,000	805,624
Astoria Depositor Corp., Series B(S)	8.144	05/01/21	1,000,000	1,000,000
Bank of America Corp.	6.500	08/01/16	305,000	337,602
Bank of America NA	6.000	10/15/36	390,000	366,214
Bank of America NA	5.300	03/15/17	150,000	153,097
Beaver Valley Funding(Z)	9.000	06/01/17	498,000	562,586
Bosphorus Financial Services, Ltd.(P)(S)(Z)	2.086	02/15/12	156,250	154,147
Citigroup, Inc.(Z)	6.375	08/12/14	810,000	904,052
Citigroup, Inc.(Z)	6.125	11/21/17	1,935,000	2,122,892
Citigroup, Inc.(Z)	5.850	12/11/34	300,000	285,651
Crown Castle Towers LLC(S)(Z)	4.883	08/15/20	760,000	742,707
ERAC USA Finance LLC(S)(Z)	6.375	10/15/17	465,000	516,968
General Electric Capital Corp.(Z)	6.000	08/07/19	335,000	371,737
Harley-Davidson Funding Corp.(S)	6.800	06/15/18	300,000	323,223
Harley-Davidson Funding Corp.(S)(Z)	5.750	12/15/14	290,000	308,373
Hyundai Capital Services, Inc.(S)(Z)	6.000	05/05/15	430,000	465,677
International Lease Finance Corp.(S)	7.125	09/01/18	290,000	312,475
JPMorgan Chase & Company(Z)	6.000	01/15/18	765,000	849,703
JPMorgan Chase & Company(Z)	3.700	01/20/15	590,000	612,934
JPMorgan Chase & Company, Series 1 (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)(Z)	7.900	(Q)	655,000	705,979
Merrill Lynch & Company, Inc.(Z)	7.750	05/14/38	495,000	537,100
Merrill Lynch & Company, Inc.(Z)	6.875	04/25/18	1,000,000	1,108,242
Nationstar Mortgage/Nationstar Capital Corp.(S)	10.875	04/01/15	485,000	487,425
Pinafore LLC/Pinafore, Inc.(S)	9.000	10/01/18	135,000	149,006
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%)(S)	6.000	02/15/67	530,000	445,863
The Bear Stearns Companies LLC(Z)	7.250	02/01/18	1,000,000	1,180,408
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%)(S)(Z)	6.091	(Q)	800,000	616,000
Woodside Finance, Ltd.(S)(Z)	4.500	11/10/14	1,100,098	1,164,697

Insurance 6.03%
Aflac, Inc.(Z)	8.500	05/15/19	385,000	475,435
Aflac, Inc.(Z)	6.900	12/17/39	230,000	244,240
AXA SA (6.379% to 12/13/2036, then 3 month LIBOR +
2.256%)(S)	6.379	(Q)	175,000	156,187
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	315,000	333,900
CNA Financial Corp.	7.350	11/15/19	360,000	395,571
CNA Financial Corp.	7.250	11/15/23	100,000	106,422
CNA Financial Corp.(Z)	6.500	08/15/16	720,000	778,455
CNO Financial Group, Inc.(S)	9.000	01/15/18	375,000	394,688
Hartford Financial Services Group, Inc.	6.625	03/30/40	190,000	193,066
Hartford Financial Services Group, Inc.	6.300	03/15/18	430,000	463,017

4

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Liberty Mutual Group, Inc.(S)(Z)	7.800	03/15/37	$705,000	$705,000
Liberty Mutual Group, Inc.(S)	7.500	08/15/36	885,000	884,262
Lincoln National Corp.(Z)	8.750	07/01/19	535,000	671,247
Lincoln National Corp.	7.000	06/15/40	160,000	177,659
Lincoln National Corp. (6.050% until 04/20/2017, then 3
month LIBOR + 2.040%)(Z)	6.050	04/20/67	490,000	466,725
Massachusetts Mutual Life Insurance Company(S)(Z)	8.875	06/01/39	210,000	279,605
MetLife, Inc.	10.750	08/01/39	150,000	208,125
New York Life Insurance Company(S)(Z)	6.750	11/15/39	350,000	404,980
Prudential Financial, Inc.(Z)	7.375	06/15/19	210,000	248,818
Teachers Insurance & Annuity Association of America(S)(Z)	6.850	12/16/39	605,000	688,788
Unum Group(Z)	7.125	09/30/16	395,000	447,205
UnumProvident Finance Company PLC(S)(Z)	6.850	11/15/15	605,000	670,871
W.R. Berkley Corp.(Z)	5.600	05/15/15	365,000	387,400
Willis North America, Inc.(Z)	7.000	09/29/19	495,000	537,750

Real Estate Investment Trusts 5.27%
AMB Property LP(Z)	6.625	12/01/19	490,000	550,383
BioMed Realty LP	6.125	04/15/20	135,000	140,745
Brandywine Operating Partnership LP(Z)	7.500	05/15/15	345,000	383,139
CommonWealth (Z)	6.650	01/15/18	480,000	505,185
Developers Diversified Realty Corp.(Z)	7.500	04/01/17	465,000	524,297
Dexus Property Group(S)(Z)	7.125	10/15/14	495,000	554,631
Duke Realty LP	8.250	08/15/19	265,000	313,307
Duke Realty LP(Z)	6.750	03/15/20	590,000	651,824
HCP, Inc.	5.375	02/01/21	705,000	709,575
Health Care, Inc.(Z)	6.200	06/01/16	505,000	560,187
Health Care, Inc.	4.950	01/15/21	400,000	388,055
Healthcare Realty Trust, Inc.(Z)	6.500	01/17/17	540,000	598,754
Mack-Cali Realty LP(Z)	7.750	08/15/19	330,000	381,481
Post Apartment Homes LP	4.750	10/15/17	185,000	180,181
ProLogis(Z)	6.625	05/15/18	700,000	773,550
Simon Property Group LP(Z)	10.350	04/01/19	345,000	471,029
Simon Property Group LP(Z)	4.375	03/01/21	235,000	231,696
Vornado Realty LP(Z)	4.250	04/01/15	755,000	772,262
WEA Finance LLC/WT Finance Australia Property, Ltd.(S)	6.750	09/02/19	290,000	326,206

Real Estate Management & Development 0.12%
Realogy Corp.(S)	7.875	02/15/19	215,000	216,075

Health Care 2.49%				4,266,553

Health Care Equipment & Supplies 1.22%
Alere, Inc.	8.625	10/01/18	185,000	192,400
Alere, Inc.	7.875	02/01/16	335,000	345,469
Covidien International Finance SA(Z)	5.450	10/15/12	930,000	999,901
Hospira, Inc.(Z)	6.050	03/30/17	485,000	544,931

Health Care Providers & Services 0.60%
BioScrip, Inc.	10.250	10/01/15	285,000	302,100
Gentiva Health Services, Inc.	11.500	09/01/18	70,000	78,138
Medco Health Solutions, Inc.(Z)	7.125	03/15/18	545,000	640,198

Life Sciences Tools & Services 0.12%
Bio-Rad Laboratories, Inc.	4.875	12/15/20	220,000	213,950

Pharmaceuticals 0.55%
Catalent Pharma Solutions, Inc., PIK	9.500	04/15/15	425,756	434,803

5

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Endo Pharmaceuticals Holdings, Inc.(S)	7.000	12/15/20	$90,000	$93,150
Valeant Pharmaceuticals International, Inc.(S)	6.875	12/01/18	315,000	323,663
Valeant Pharmaceuticals International, Inc.(S)	6.750	10/01/17	95,000	97,850

Industrials 7.95%				13,602,370

Aerospace & Defense 0.66%
Bombardier, Inc.(S)	7.750	03/15/20	240,000	262,800
Colt Finance Corp.(S)	8.750	11/15/17	250,000	206,250
Embraer Overseas, Ltd.(Z)	6.375	01/15/20	380,000	400,425
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	230,000	256,738

Airlines 2.35%
America West Airlines	8.057	07/02/20	203,557	214,753
Continental Airlines, Inc.(Z)	8.307	04/02/18	161,785	166,234
Continental Airlines, Inc.	6.648	09/15/17	163,409	172,397
Continental Airlines, Inc.(Z)	6.545	02/02/19	220,778	235,128
Continental Airlines, Inc.(Z)	5.983	04/19/22	545,011	572,262
Delta Air Lines, Inc.(Z)	6.821	08/10/22	654,109	698,262
Delta Air Lines, Inc.	6.200	07/02/18	222,366	236,264
Northwest Airlines, Inc.(Z)	7.027	11/01/19	423,382	444,551
Northwest Airlines, Inc.(Z)	6.264	11/20/21	565,618	582,586
United Air Lines, Inc.	10.400	11/01/16	184,140	213,142
United Air Lines, Inc.(Z)	9.750	01/15/17	419,898	483,932

Building Materials 0.58%
Voto-Votorantim Overseas Trading Operations NV(S)(Z)	6.625	09/25/19	450,000	471,938
Voto-Votorantim, Ltd.(S)	6.750	04/05/21	490,000	516,338

Building Products 0.17%
Masco Corp.	7.125	03/15/20	285,000	297,279

Commercial Services & Supplies 0.69%
Covanta Holding Corp.	7.250	12/01/20	455,000	467,597
Garda World Security Corp.(S)	9.750	03/15/17	100,000	107,250
Interactive Data Corp.(S)	10.250	08/01/18	110,000	121,825
Steelcase, Inc.	6.375	02/15/21	480,000	486,687

Construction & Engineering 0.20%
Tutor Perini Corp.(S)	7.625	11/01/18	335,000	341,700

Electrical Equipment 0.12%
Coleman Cable, Inc.	9.000	02/15/18	205,000	212,175

Industrial Conglomerates 0.99%
Hutchison Whampoa International, Ltd.(S)(Z)	6.500	02/13/13	365,000	398,471
Hutchison Whampoa International, Ltd.(S)(Z)	5.750	09/11/19	615,000	664,036
Odebrecht Finance, Ltd.(S)	7.500	09/14/15	100,000	100,875
Textron, Inc.(Z)	5.600	12/01/17	505,000	530,790

Marine 0.13%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
US, Inc.(S)	8.125	02/15/19	225,000	219,375

Road & Rail 1.02%
CSX Corp.(Z)	6.300	03/15/12	1,000,000	1,056,540
RailAmerica, Inc.	9.250	07/01/17	212,000	233,995
Western Express, Inc.(S)	12.500	04/15/15	485,000	448,625

Trading Companies & Distributors 0.77%
Aircastle, Ltd.	9.750	08/01/18	190,000	210,900

6

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

GATX Corp.(Z)	8.750	05/15/14	$950,000	$1,101,794

Transportation Infrastructure 0.27%
Asciano Finance, Ltd.(S)(Z)	4.625	09/23/20	510,000	468,456

Information Technology 1.55%				2,644,486

Electronic Equipment, Instruments & Components 0.61%
Freescale Semiconductor, Inc.(Z)	8.875	12/15/14	1,000,000	1,043,750

IT Services 0.69%
Brightstar Corp.(S)	9.500	12/01/16	470,000	488,800
Equinix, Inc.	8.125	03/01/18	165,000	178,200
Fiserv, Inc.(Z)	6.800	11/20/17	460,000	514,323

Software 0.25%
Vangent, Inc.	9.625	02/15/15	445,000	419,413

Materials 5.36%				9,181,519

Chemicals 0.59%
American Pacific Corp.(Z)	9.000	02/01/15	245,000	240,100
Incitec Pivot Finance LLC(S)(Z)	6.000	12/10/19	345,000	354,113
Sterling Chemicals, Inc.(Z)	10.250	04/01/15	400,000	413,000

Construction Materials 0.06%
Severstal Columbus LLC(S)	10.250	02/15/18	100,000	108,750

Containers & Packaging 0.68%
Graphic Packaging International, Inc.	9.500	06/15/17	205,000	227,038
Graphic Packaging International, Inc.	7.875	10/01/18	105,000	111,300
Solo Cup Company	10.500	11/01/13	85,000	89,675
Temple-Inland, Inc.(Z)	6.875	01/15/18	545,000	572,858
U.S. Corrugated, Inc.	10.000	06/12/13	160,000	156,800

Metals & Mining 2.57%
Allegheny Technologies, Inc.(Z)	9.375	06/01/19	280,000	347,645
Allegheny Technologies, Inc.	5.950	01/15/21	140,000	146,187
ArcelorMittal(Z)	9.850	06/01/19	370,000	474,726
Commercial Metals Company(Z)	7.350	08/15/18	310,000	318,386
Gerdau Trade, Inc.(S)	5.750	01/30/21	330,000	330,825
Rain CII Carbon LLC(S)	8.000	12/01/18	555,000	588,300
Rio Tinto Alcan, Inc.(Z)	6.125	12/15/33	415,000	433,544
Teck Resources, Ltd.(Z)	10.750	05/15/19	1,100,000	1,430,000
Vale Overseas, Ltd.	6.875	11/10/39	320,000	337,777

Paper & Forest Products 1.46%
Boise Paper Holdings LLC/Boise Co-Issuer Company	8.000	04/01/20	100,000	108,250
Georgia-Pacific LLC(S)	7.125	01/15/17	475,000	505,875
Georgia-Pacific LLC(S)(Z)	5.400	11/01/20	580,000	572,181
International Paper Company(Z)	9.375	05/15/19	385,000	496,832
Mercer International, Inc.(S)	9.500	12/01/17	105,000	110,250
PE Paper Escrow GmbH(S)	12.000	08/01/14	100,000	116,517
Verso Paper Holdings LLC/Verso Paper, Inc.(S)	8.750	02/01/19	100,000	103,625
Westvaco Corp.(Z)	7.950	02/15/31	475,000	486,965

Telecommunication Services 4.51%				7,715,035

Diversified Telecommunication Services 2.60%
Affinion Group Holdings, Inc.(S)	11.625	11/15/15	235,000	242,050
Axtel SAB de CV(S)	9.000	09/22/19	160,000	157,200

7

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

BellSouth Telecommunications, Inc.(Z)	6.300	12/15/15	$622,765	$674,389
Frontier Communications Corp.(Z)	8.500	04/15/20	635,000	715,963
Intelsat Jackson Holdings SA	11.500	06/15/16	365,000	393,288
Qwest Corp.(Z)	8.375	05/01/16	330,000	395,175
Telecom Italia Capital SA(Z)	6.175	06/18/14	1,110,000	1,183,107
West Corp.(Z)	11.000	10/15/16	630,000	687,488

Wireless Telecommunication Services 1.91%
America Movil SAB de CV(Z)	5.000	03/30/20	440,000	456,137
Bakrie Telecom Pte, Ltd.(S)	11.500	05/07/15	405,000	436,388
Digicel Group, Ltd.(S)(Z)	8.875	01/15/15	1,080,000	1,113,750
NII Capital Corp.	10.000	08/15/16	230,000	257,600
Sprint Capital Corp.(Z)	6.900	05/01/19	1,000,000	1,002,500

Utilities 6.23%				10,653,497

Electric Utilities 4.32%
Allegheny Energy Supply Company LLC(S)(Z)	5.750	10/15/19	460,000	463,523
BVPS II Funding Corp.(Z)	8.890	06/01/17	550,000	618,306
Commonwealth Edison Company(Z)	5.800	03/15/18	525,000	587,967
Exelon Corp.(Z)	4.900	06/15/15	985,000	1,050,424
Exelon Generation Company LLC	6.250	10/01/39	265,000	260,088
FirstEnergy Solutions Corp.(Z)	4.800	02/15/15	370,000	389,437
FPL Energy National Wind LLC(S)(Z)	5.608	03/10/24	270,256	271,999
ITC Holdings Corp.(S)(Z)	5.500	01/15/20	415,000	436,355
KCP&L Greater Missouri Operations Company(Z)	11.875	07/01/12	515,000	581,739
Oncor Electric Delivery Company LLC(S)(Z)	5.000	09/30/17	820,000	874,633
PNPP II Funding Corp.(Z)	9.120	05/30/16	297,000	318,069
Teco Finance, Inc.(Z)	6.572	11/01/17	298,000	338,089
Texas Competitive Electric Holdings Company LLC, Series
A(Z)	10.250	11/01/15	1,000,000	615,000
TXU Corp.(Z)	7.460	01/01/15	198,077	187,040
Waterford 3 Funding Corp.	8.090	01/02/17	386,792	391,066

Independent Power Producers & Energy Traders 0.90%
AES Eastern Energy LP, Series 199-A(Z)	9.000	01/02/17	801,512	801,512
NRG Energy, Inc.(S)	8.250	09/01/20	355,000	364,319
NRG Energy, Inc.(S)	7.625	01/15/18	370,000	374,625

Multi-Utilities 0.54%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)(Z)	6.110	12/01/66	650,000	630,500
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	300,000	299,250

Water Utilities 0.47%
Cia de Saneamento Basico do Estado de Sao Paulo(S)	6.250	12/16/20	305,000	305,000
Midwest Generation LLC, Series B(Z)	8.560	01/02/16	492,095	494,556

Convertible Bonds 0.56%				$957,330

(Cost $811,144)

Consumer Discretionary 0.56%				957,330

Media 0.56%
XM Satellite Radio, Inc.(S)(Z)	7.000	12/01/14	750,000	957,330

8

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 0.14%				$233,955

(Cost $227,135)

California 0.14%				233,955

State of California	7.600	11/01/40	$225,000	233,955

Term Loans (M) 0.58%				$985,768

(Cost $1,083,160)

Consumer Discretionary 0.58%				985,768

Hotels, Restaurants & Leisure 0.38%
Dunkin Brands, Inc.	5.750	11/23/17	200,000	203,141
East Valley Tourist Development Authority	12.000	08/06/12	530,751	443,177

Media 0.20%
Vertis, Inc.	12.000	12/31/15	365,000	339,450

Capital Preferred Securities 1.73%				$2,959,856

(Cost $2,966,021)

Financials 1.73%				2,959,856

Capital Markets 0.71%
State Street Capital Trust III (8.250% to 03/15/2011, then 3
month LIBOR + 4.990%)(Z)	8.250	(Q)	520,000	524,883
State Street Capital Trust IV(P)(Z)	1.302	06/15/37	905,000	697,167

Commercial Banks 1.02%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	385,000	377,300
PNC Preferred Funding Trust III (8.700% to 03/15/2013 then
3 month LIBOR + 5.226%)(S)(Z)	8.700	(Q)	835,000	884,883
Sovereign Capital Trust VI(Z)	7.908	06/13/36	480,000	475,623

U.S. Government & Agency Obligations 39.22%				$67,130,337

(Cost $67,778,451)

U.S. Government 7.13%				12,198,965

U.S. Treasury Bonds
Bond (Z)	3.875	08/15/40	3,330,000	2,946,531
U.S. Treasury Notes
Note (Z)	2.625	11/15/20	4,450,000	4,169,788
Note (Z)	1.250	08/31/15	3,225,000	3,151,683
Note (Z)	1.250	09/30/15	1,980,000	1,930,963

U.S. Government Agency 32.09%				54,931,372

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06/01/37	64,543	71,603
30 Yr Pass Thru Ctf	6.500	10/01/37	122,197	135,564
30 Yr Pass Thru Ctf	6.500	11/01/37	226,873	252,185
30 Yr Pass Thru Ctf	6.500	12/01/37	111,515	123,712
30 Yr Pass Thru Ctf	6.500	12/01/37	75,302	83,538
30 Yr Pass Thru Ctf	6.500	03/01/38	225,799	250,497
30 Yr Pass Thru Ctf	6.500	04/01/39	3,000,662	3,328,878
30 Yr Pass Thru Ctf	6.500	09/01/39	197,631	219,249
30 Yr Pass Thru Ctf	4.000	09/01/40	6,020,102	5,963,451

9

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	06/01/24	$1,255,175	$1,292,992
15 Yr Pass Thru Ctf	4.000	06/01/24	2,944,450	3,033,162
30 Yr Pass Thru Ctf	6.500	07/01/36	933,104	1,040,891
30 Yr Pass Thru Ctf	6.500	01/01/39	4,600,045	5,111,289
30 Yr Pass Thru Ctf	6.500	03/01/39	262,699	293,167
30 Yr Pass Thru Ctf	6.500	06/01/39	376,572	420,072
30 Yr Pass Thru Ctf	5.500	02/01/36	2,098,050	2,250,061
30 Yr Pass Thru Ctf	5.500	12/01/36	6,464,525	6,916,739
30 Yr Pass Thru Ctf	5.500	06/01/37	1,173,738	1,254,744
30 Yr Pass Thru Ctf	5.500	06/01/38	2,251,023	2,402,862
30 Yr Pass Thru Ctf	5.500	10/01/39	4,888,530	5,225,915
30 Yr Pass Thru Ctf	4.500	10/01/40	3,516,364	3,607,959
30 Yr Pass Thru Ctf	4.000	08/01/40	7,395,232	7,337,195
30 Yr Pass Thru Ctf	4.000	10/01/40	2,714,981	2,693,674
30 Yr Pass Thru Ctf	4.000	10/01/40	834,616	829,110
Government National Mortgage Association
30 Yr Pass Thru Ctf	5.500	11/15/38	733,395	792,863

Collateralized Mortgage Obligations 11.78%				$20,154,274

(Cost $23,077,681)

Commercial & Residential 9.35%				15,995,414

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.373	12/25/46	9,461,550	557,529
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	914,827
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.582	03/25/35	786,801	97,109
Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.713	04/25/35	542,120	32,172
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	655,000	240,788
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.222	07/15/44	295,000	266,454
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.828	09/20/46	13,466,851	909,012
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.382	12/25/34	408,459	39,203
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,841,060	2,421,975
Series 2004-9, Class B1(P)	3.571	08/25/34	799,459	315,703
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.241	08/19/45	3,265,289	150,395
Series 2005-2, Class X IO	2.321	05/19/35	13,829,231	754,889
Series 2005-8, Class 1X IO	2.345	09/19/35	5,580,525	297,446
Series 2007-3, Class ES IO	0.349	05/19/47	14,123,358	92,508
Series 2007-4, Class ES IO	0.350	07/19/47	16,930,328	93,794
Series 2007-6, Class ES IO (S)	0.342	08/19/37	11,849,191	75,716
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	317,772	26,611
Series 2005-AR18, Class 1X IO	2.217	10/25/36	11,475,964	516,418
Series 2005-AR18, Class 2X IO	1.917	10/25/36	10,874,117	489,335
Series 2005-AR5, Class B1(P)	2.773	05/25/35	423,034	9,464

10

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	$535,000	$556,135
Series 2005-LDP4, Class B (P)	5.129	10/15/42	2,035,000	1,773,404
Merrill Lynch Mortgage Investors Trust
Series 2006-AF1, Class MF1 (H)	6.476	08/25/36	541,941	5
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.001	10/25/36	847,320	791,453
Series 2007-3, Class M1 (P)	5.511	09/25/37	340,133	194,608
Series 2007-3, Class M2 (P)	5.511	09/25/37	125,526	62,330
Series 2007-3, Class M3 (P)	5.511	09/25/37	85,034	37,962
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.438	03/12/44	1,020,000	1,059,945
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.850	05/25/35	396,641	95,351
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.947	03/25/44	890,670	833,173
Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.618	01/25/45	19,710,533	806,037
Series 2005-AR12, Class 1A2 (P)	2.723	10/25/35	319,700	312,479
Series 2005-AR4, Class B1 (P)	2.719	04/25/35	1,472,771	334,131
Series 2005-AR8, Class X IO	1.710	07/25/45	16,143,610	837,053

U.S. Government Agency 2.43%				4,158,860

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07/15/37	6,907,210	1,071,844
Series 3794, Class PI IO	4.500	02/15/38	1,225,000	217,078
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	1,119,814	118,490
Series 2010-68, Class CI IO	5.000	11/25/38	1,580,743	305,547
Series 398, Class C3 IO	4.500	05/25/39	1,625,683	365,039
Series 401, Class C2 IO	4.500	06/25/39	1,052,269	225,069
Series 402, Class 3 IO	4.000	11/25/39	1,206,984	249,340
Series 402, Class 4 IO	4.000	10/25/39	2,130,326	444,166
Series 402, Class 7 IO	4.500	11/25/39	1,895,599	420,442
Series 402, Class 8 IO	4.500	11/25/39	2,273,708	495,988
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,797,962	245,857

Asset Backed Securities 2.22%				$3,796,185

(Cost $3,735,512)

Asset Backed Securities 2.22%				3,796,185

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.500	07/25/36	660,784	571,170
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	37,988	37,073
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	760,000	834,743
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	620,000	603,531
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.630	09/25/36	670,000	604,822
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.340	03/25/35	645,000	594,869

11

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.890	02/25/35	$605,000	$549,977

			Shares	Value

Common Stocks 1.84%				$3,155,881

(Cost $2,885,089)

Consumer Discretionary 0.05%				84,924

Hotels, Restaurants & Leisure 0.05%
Greektown Superholdings, Inc. (I)			768	84,924

Energy 0.33%				567,920

Oil, Gas & Consumable Fuels 0.33%
Royal Dutch Shell PLC, ADR (I)(Z)			8,000	567,920

Health Care 0.29%				493,581

Pharmaceuticals 0.29%
Johnson & Johnson (Z)			8,258	493,581

Information Technology 0.32%				557,960

Semiconductors & Semiconductor Equipment 0.32%
Intel Corp. (Z)			26,000	557,960

Materials 0.85%				1,451,496

Containers & Packaging 0.85%

Smurfit-Stone Container Corp. (I)(Z)			38,862	1,451,496

			Shares	Value

Preferred Securities 3.91%				$6,687,512

(Cost $6,497,532)

Consumer Discretionary 0.97%				1,657,686

Hotels, Restaurants & Leisure 0.97%
Greektown Superholdings, Inc., Series A (I)			14,991	1,657,686

Consumer Staples 0.57%				978,125

Food & Staples Retailing 0.57%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)			12,500	978,125

Energy 0.18%				307,372

Oil, Gas & Consumable Fuels 0.18%
Apache Corp., Series D, 6.000%			4,697	307,372

Financials 1.86%				3,173,001

Diversified Financial Services 0.47%
Bank of America Corp., Series MER, 8.625% (Z)			26,575	699,454
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)			3,900	104,247

12

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

			Shares	Value

Financials (continued)

Real Estate Investment Trusts 1.39%
Apartment Investment & Management Company, Series T, 8.000%
(Z)			55,000	$1,389,300
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)			40,000	980,000

Telecommunication Services 0.33%				571,328

Wireless Telecommunication Services 0.33%
Telephone & Data Systems, Inc., Series A, 7.600%			22,600	571,328

Short-Term Investments 1.81%				$3,100,000

(Cost $3,100,000)

		Maturity	Par value
	Yield* (%)	date		Value

Short-Term Securities 1.81%				3,100,000

Federal Home Loan Bank Discount Notes	0.100	02/01/11	3,100,000	3,100,000

Total investments (Cost $248,360,342)† 148.19%				$253,602,049

Other assets and liabilities, net (48.19%)				($82,464,888)

Total net assets 100.00%				$171,137,161

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,446,467 or 28.31% of the Fund's net assets as of 01-31-11.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 01-31-11 was $125,350,208.

* Yield represents the annualized yield at the date of purchase.

† At 01-31-11, the aggregate cost of investment securities for federal income tax purposes was $248,986,178. Net unrealized appreciation aggregated $4,615,871, of which $14,259,510 related to appreciated investment securities and $9,643,639 related to depreciated investment securities.

13

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

The Fund had the following country concentration as a percentage of investments on 01-31-11.

United States	87%
Canada	2%
Australia	2%
United Kingdom	1%
Luxembourg	1%
Cayman Islands	1%
Bermuda	1%
Other Countries	4%
Short-Term Investments	1%

14

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-11	Price	Inputs	Inputs

Corporate Bonds	$144,440,951	—	$143,959,800	$481,151

Convertible Bonds	957,330	—	957,330	—

Municipal Bonds	233,955	—	233,955	—

Term Loans	985,768	—	985,768	—

Capital Preferred Securities	2,959,856	—	2,959,856	—

U.S. Government & Agency Obligations	67,130,337	—	67,130,337	—

Collateralized Mortgage Obligations	20,154,274	—	19,056,013	1,098,261

Asset Backed Securities	3,796,185	—	3,192,654	603,531

Common Stocks	3,155,881	$3,070,957	—	84,924

Preferred Securities	6,687,512	4,051,701	978,125	1,657,686

Short-Term Investments	3,100,000	—	3,100,000	—

Total investments in Securities	$253,602,049	$7,122,658	$242,553,838	$3,925,553
Other Financial Instruments:
Futures	$46,122	$46,122	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

15

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

	ASSET	COLLATERALIZED
	BACKED	MORTGAGE	CORPORATE	COMMON	PREFERRED
	SECURITIES	OBLIGATIONS	BONDS	STOCKS	SECURITIES	TOTAL
Balance as of 10-31-10	—	$1,269,712	$318,165	$84,924	$1,657,686	$3,330,487
Accrued discounts/
premiums	$34	19	174	—	—	227
Realized gain (loss)	—	(320,128)	—	—	—	(320,128)
Change in unrealized
appreciation
(depreciation)	38	568,943	15,212	—	—	584,193
Net purchases (sales)	603,459	(3,651)	147,600	—	—	747,408
Net transfers in
and/out of Level 3	—	(416,634)	—	—	—	(416,634)
Balance as of 1-31-11	$603,531	$1,098,261	$481,151	$84,924	$1,657,686	$3,925,553

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

16

John Hancock Income Securities Trust
As of 01-31-11 (Unaudited)

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the three months ended January 31, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at January 31, 2011. During the three months ended January 31, 2011, the Fund held futures contracts with notional absolute values ranging from 7.2 million to 7.5 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year Bond
Futures	10	Long	Mar 2011	$1,206,250	($60,893)
U.S. Treasury 10-Year Note
Futures	23	Short	Mar 2011	(2,778,328)	72,708
U.S. Treasury 5-Year Note
Futures	27	Short	Mar 2011	(3,197,180)	34,307
Total					$46,122

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2011 by risk category:

		ASSET	LIABILITY
		DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	FINANCIAL INSTRUMENTS LOCATION	VALUE	VALUE

Interest rate contracts	Futures	$107,015	($60,893)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

17

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011